Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Allowance for doubtful accounts	$ 5.2	$ 4.6	$ 9.4
Preferred shares, par value (in usd per share)	$ 0.20	$ 0.20	$ 0.00
Preferred shares, shares authorized (in shares)	500,000,000	500,000,000	0
Preferred shares, issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0
Ordinary shares, par value (in usd per share)	$ 0.20	$ 0.20	$ 0.00
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000	0
Ordinary shares, shares issued (in shares)	58,079,356	57,713,873	0
Ordinary shares, shares outstanding (in shares)	58,061,463	57,713,390	0
Ordinary shares held in treasury (in shares)	17,893	483	0